Summary of Significant Accounting Policies (Schedule of Regulatory Assets and Liabilities) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	$ 9,273,389	$ 4,474,111
Total regulatory assets	10,004,133	4,670,119
Total regulatory liabilities	13,564,365	13,732,831
Over-recovery of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory liabilities	0	1,027,303
Over-recovery of SAVE Plan revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory liabilities	187,203	0
Asset Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	4,802,015	4,525,355
Regulatory Cost of Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	8,575,147	8,180,173
Accrued WNA revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	143,753	0
Under-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	180,831	0
Accrued Pension And Postretirement Medical [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	394,215	184,063
Noncurrent regulatory assets	6,884,812	4,267,211
Utility Property, In Service, Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	11,945	11,945
Premium On Early Retirement Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	2,283,744	65,817
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	$ 104,833	$ 141,083